ADVANCES FROM OFFICERS (Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Aggregate cash advances	$ 25,000	$ 64,000
Aggregate repayments		$ 64,000